LOANS - Loan Portfolio by Maturity (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of loans and receivables [Line Items]
Loans and receivables	$ 54,429.4		$ 176,881,841	$ 166,372,776	[2]
Total gross loan portfolio
Disclosure of loans and receivables [Line Items]
Loans and receivables			176,881,841	166,372,776
Commercial loans
Disclosure of loans and receivables [Line Items]
Loans and receivables			92,550,025	89,536,494
Commercial loans | Total gross loan portfolio
Disclosure of loans and receivables [Line Items]
Loans and receivables			92,550,025	89,536,494
Consumer
Disclosure of loans and receivables [Line Items]
Loans and receivables			55,200,581	50,156,131
Consumer | Total gross loan portfolio
Disclosure of loans and receivables [Line Items]
Loans and receivables			55,200,581	50,156,131
Mortgage
Disclosure of loans and receivables [Line Items]
Loans and receivables			17,279,362	15,103,533
Mortgage | Total gross loan portfolio
Disclosure of loans and receivables [Line Items]
Loans and receivables			17,279,362	15,103,533
Microcredit
Disclosure of loans and receivables [Line Items]
Loans and receivables			425,697	409,688
Microcredit | Total gross loan portfolio
Disclosure of loans and receivables [Line Items]
Loans and receivables			425,697	409,688
Financial Leasing
Disclosure of loans and receivables [Line Items]
Loans and receivables			11,426,176	11,166,930
Not later than one year [member] | Total gross loan portfolio
Disclosure of loans and receivables [Line Items]
Loans and receivables			64,777,016	63,967,315
Not later than one year [member] | Commercial loans
Disclosure of loans and receivables [Line Items]
Loans and receivables			46,119,981	44,888,149
Not later than one year [member] | Consumer
Disclosure of loans and receivables [Line Items]
Loans and receivables			15,798,783	16,240,350
Not later than one year [member] | Mortgage
Disclosure of loans and receivables [Line Items]
Loans and receivables			287,133	469,702
Not later than one year [member] | Microcredit
Disclosure of loans and receivables [Line Items]
Loans and receivables			226,651	209,364
Not later than one year [member] | Financial Leasing
Disclosure of loans and receivables [Line Items]
Loans and receivables			2,344,468	2,159,750
Later than one year and not later than three years [member] | Total gross loan portfolio
Disclosure of loans and receivables [Line Items]
Loans and receivables			32,831,433	34,651,451
Later than one year and not later than three years [member] | Commercial loans
Disclosure of loans and receivables [Line Items]
Loans and receivables			18,810,647	19,651,034
Later than one year and not later than three years [member] | Consumer
Disclosure of loans and receivables [Line Items]
Loans and receivables			10,507,521	11,146,916
Later than one year and not later than three years [member] | Mortgage
Disclosure of loans and receivables [Line Items]
Loans and receivables			504,727	785,736
Later than one year and not later than three years [member] | Microcredit
Disclosure of loans and receivables [Line Items]
Loans and receivables			182,245	178,052
Later than one year and not later than three years [member] | Financial Leasing
Disclosure of loans and receivables [Line Items]
Loans and receivables			2,826,293	2,889,713
Later than three years and not later than five years [member] | Total gross loan portfolio
Disclosure of loans and receivables [Line Items]
Loans and receivables			25,520,914	23,269,625
Later than three years and not later than five years [member] | Commercial loans
Disclosure of loans and receivables [Line Items]
Loans and receivables			11,234,938	11,088,553
Later than three years and not later than five years [member] | Consumer
Disclosure of loans and receivables [Line Items]
Loans and receivables			10,794,506	8,809,557
Later than three years and not later than five years [member] | Mortgage
Disclosure of loans and receivables [Line Items]
Loans and receivables			676,978	857,039
Later than three years and not later than five years [member] | Microcredit
Disclosure of loans and receivables [Line Items]
Loans and receivables			13,345	17,707
Later than three years and not later than five years [member] | Financial Leasing
Disclosure of loans and receivables [Line Items]
Loans and receivables			2,801,147	2,496,769
Later than five years [member] | Total gross loan portfolio
Disclosure of loans and receivables [Line Items]
Loans and receivables			53,752,478	44,484,385
Later than five years [member] | Commercial loans
Disclosure of loans and receivables [Line Items]
Loans and receivables			16,384,459	13,908,758
Later than five years [member] | Consumer
Disclosure of loans and receivables [Line Items]
Loans and receivables			18,099,771	13,959,308
Later than five years [member] | Mortgage
Disclosure of loans and receivables [Line Items]
Loans and receivables			15,810,524	12,991,056
Later than five years [member] | Microcredit
Disclosure of loans and receivables [Line Items]
Loans and receivables			3,456	4,565
Later than five years [member] | Financial Leasing
Disclosure of loans and receivables [Line Items]
Loans and receivables			$ 3,454,268	$ 3,620,698

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.